Document and Entity Information	Sep. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2024
Entity Registrant Name	WEYERHAEUSER CO
Entity Central Index Key	0000106535
Entity Emerging Growth Company	false
Entity File Number	1-4825
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0470860
Entity Address, Address Line One	220 Occidental Avenue South
Entity Address, City Or Town	Seattle
Entity Address, State Or Province	WA
Entity Address, Postal Zip Code	98104-7800
City Area Code	206
Local Phone Number	539-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.25 per share
Trading Symbol	WY
Security Exchange Name	NYSE